UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New
York Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 137.7%
Corporate - 9.1%	Jefferson County, New York, IDA, Solid Waste Disposal, Revenue
	Refunding Bonds (International Paper Company), AMT, Series A,
	5.20%, 12/01/20	$ 2,450	$ 1,612,149
	New York City, New York, City IDA, Special Facility Revenue
	Bonds (American Airlines, Inc. - JFK International Airport), AMT,
	7.50%, 8/01/16	1,000	788,000
	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT,
	9.125%, 12/01/15	2,340	2,341,661
			4,741,810
County/City/Special	New York City, New York, City Transitional Finance Authority, Building
District/School	Aid Revenue Refunding Bonds, Series S-1, 5%, 1/15/23	1,400	1,396,990
District - 38.2%	New York City, New York, City Transitional Finance Authority, Future
	Tax Secured Revenue Bonds, Series C, 5%, 5/01/09 (a)	1,895	1,921,284
	New York City, New York, City Transitional Finance Authority,
	Future Tax Secured, Revenue Refunding Bonds, Series B, 5%,
	5/01/18	3,000	3,167,340
	New York City, New York, GO, Refunding, Series G, 5.75%,
	8/01/12 (a)	1,890	2,170,136
	New York City, New York, GO, Refunding, Series G, 5.75%, 8/01/18	3,110	3,398,670
	New York City, New York, GO, Series B, 5.375%, 12/01/11 (a)	3,475	3,839,701
	New York City, New York, GO, Series B, 5.375%, 12/01/20	525	534,235
	New York City, New York, GO, Series M, 5%, 4/01/23	1,430	1,436,106
	New York State Dormitory Authority, City University System
	Revenue Bonds, Consolidated 4th Generation, Series A, 5.125%,
	7/01/11 (a)	1,800	1,967,724
			19,832,186
Education - 24.0%	Albany, New York, IDA, Civic Facility Revenue Bonds (New
	Covenant Charter School Project), Series A, 7%, 5/01/25	450	300,348
	New York City, New York, IDA, Civic Facility Revenue Bonds
	(YMCA of Greater New York Project), 5.25%, 8/01/21	4,000	4,024,680
	New York Liberty Development Corporation Revenue Bonds (National
	Sports Museum Project), Series A, 6.125%, 2/15/19 (b)(c)	525	525
	New York State Dormitory Authority, Revenue Refunding Bonds
	(Brooklyn Law School), Series A, 5.50%, 7/01/18 (d)	1,000	933,820
	Niagara County, New York, IDA, Civic Facility Revenue Refunding
	Bonds (Niagara University Project), Series A, 5.35%, 11/01/23 (d)	4,180	3,631,542
	Westchester County, New York, IDA, Civic Facility Revenue Bonds
	(Purchase College Foundation), Series A, 5.125%, 12/01/22 (e)	3,710	3,547,057
			12,437,972

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
		TFABS	Tobacco Flexible Amortization Bonds

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Health - 16.5%	East Rochester, New York, Housing Authority, Revenue
	Refunding Bonds (Genesee Valley Presbyterian Nursing Center
	Project), 5.20%, 12/20/24 (f)(g)	$ 1,320	$ 1,292,980
	Oneida, New York, Health Care Corporation, Revenue Refunding Bonds
	(Residential Health Care Project), 5.30%, 2/01/21 (d)	4,130	3,715,348
	Orange County, New York, IDA, Civic Facility Revenue Refunding
	Bonds (Saint Lukes Hospital - Newburgh, New York Project),
	Series A, 5.375%, 12/01/21 (d)	3,875	3,539,735
			8,548,063
Housing - 2.0%	New York State Dormitory Authority Revenue Bonds (Willow
	Towers, Inc. Project), 5.25%, 2/01/22 (g)	1,000	1,031,410
State - 14.1%	New York State Dormitory Authority Revenue Bonds (Mental
	Health Services Facilities), Series B, 5.50%, 8/15/11 (a)(h)	1,030	1,139,922
	New York State Dormitory Authority, State Supported Debt Revenue
	Bonds (Mental Health Services Facilities), Series A, 5%, 2/15/18	120	120,205
	New York State Dormitory Authority, State Supported Debt
	Revenue Bonds (Mental Health Services Facilities), Series B,
	5.50%, 8/15/11 (a)(h)	1,560	1,726,483
	New York State Dormitory Authority, State Supported Debt
	Revenue Bonds (Mental Health Services Facilities), Series B,
	5.50%, 8/15/20 (h)	30	33,179
	New York State Dormitory Authority, State Supported Debt,
	Revenue Refunding Bonds (Upstate Community Colleges),
	Series A, 5%, 7/01/09 (a)	1,170	1,195,295
	New York State Dormitory Authority, State Supported Debt,
	Revenue Refunding Bonds (Upstate Community Colleges),
	Series A, 5%, 7/01/19	2,060	2,073,122
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series A-1, 5%, 12/15/22	500	527,175
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series A-1, 5%, 12/15/23	500	523,095
			7,338,476
Tobacco - 12.1%	Rockland Tobacco Asset Securitization Corporation, New York,
	Tobacco Settlement Asset-Backed Revenue Bonds, 5.625%,
	8/15/35	4,000	2,827,400
	TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (a)	3,000	3,427,350
			6,254,750
Transportation -	Metropolitan Transportation Authority, New York, Revenue
17.2%	Refunding Bonds, Series A, 5.125%, 11/15/21 (h)(i)	5,000	5,021,800
	Port Authority of New York and New Jersey, Consolidated
	Revenue Bonds, AMT, 126th Series, 5%, 11/15/18 (h)(i)	3,885	3,916,702
			8,938,502
Utilities - 4.5%	Long Island Power Authority, New York, Electric System Revenue
	Bonds, CABS, 5.477%, 6/01/18 (j)(k)	1,900	1,303,742

2

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 5.25%, 4/01/21	$ 1,000	$ 1,017,120
			2,320,862
	Total Municipal Bonds in New York		71,444,031
Multi-State - 7.8%
Housing - 7.8%	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (l)(m)	4,000	4,029,160
	Total Municipal Bonds in Multi-State		4,029,160
Puerto Rico - 11.1%
State - 5.0%	Puerto Rico Public Finance Corporation, Commonwealth
	Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (a)	2,500	2,596,425
Tobacco - 2.5%	Children's Trust Fund Project of Puerto Rico, Tobacco
	Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	2,000	1,330,020
Utilities - 3.6%	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series WW, 5.50%, 7/01/21	2,000	1,858,160
	Total Municipal Bonds in Puerto Rico		5,784,605
	Total Long-Term Investments (Cost - $83,417,819) - 156.6%		81,257,796
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 0.22% (n)(o)	1,087,023	1,087,023
	Total Short -Term Securities (Cost - $1,087,023) - 2.1%		1,087,023
	Total Investments (Cost - $84,504,842*) - 158.7%		82,344,819
	Other Assets Less Liabilities - 1.8%		928,909
	Preferred Shares, at Redemption Value - (60.5)%		(31,404,402)
	Net Assets Applicable to Common Shares - 100.0%		$51,869,326

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,515,435
Gross unrealized appreciation	$2,585,766
Gross unrealized depreciation	(4,756,382)
Net unrealized depreciation	$(2,170,616)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Non-income producing security.

(c) Issuer filed for bankruptcy and/or is in default of interest payments.

(d) Radian Insured.

(e) AMBAC Insured.

(f) FHA Insured.

(g) GNMA Collateralized.

(h) NPFGC Insured.

(i) FGIC Insured.

(j) FSA Insured.

(k) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments March 31, 2009 (Unaudited)

(l) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(m) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(n) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	(1,599,351)	$879

(o) Represents the current yield as of report date.

• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities

Assets
Level 1	$1,087,023
Level 2	81,257,796
Level 3	-
Total	$82,344,819

4

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal 2018 Term Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 20, 2009